Leverage Shares 2X Long SPCX Daily ETF
Schedule of Investments
July 31, 2026 (Unaudited)

MONEY MARKET FUNDS - 13.7%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (a)	24,927,228		$ 24,927,228
TOTAL MONEY MARKET FUNDS (Cost $24,927,228)			24,927,228

TOTAL INVESTMENTS - 13.7% (Cost $24,927,228)			24,927,228
Other Assets in Excess of Liabilities - 86.3%		0.86319	157,276,343
TOTAL NET ASSETS - 100.0%			$ 182,203,571

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Leverage Shares 2X Long SPCX Daily ETF
Schedule of Total Return Swap Contracts
July 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency(a)	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Space Exploration Technologies Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 4.00%	Termination	09/22/2027		$ 79,960,805	$ -
Space Exploration Technologies Corp.	Clear Street LLC	Receive	OBFR + 3.50%	Termination	08/25/2027		63,874,470	(3,940,494)
Space Exploration Technologies Corp.	HSBC Bank	Receive	OBFR + 7.00%	Termination	09/28/2027		53,328,877	(7,004,920)
Space Exploration Technologies Corp.	Jane Street Group, LLC	Receive	OBFR + 20.00%	Termination	07/13/2027		13,871,360	(4,638,339)
Space Exploration Technologies Corp.	Marex Capital Markets Inc.	Receive	OBFR + 5.00%	Termination	07/15/2027		88,054,960	(7,302,677)
Space Exploration Technologies Corp.	National Bank of Canada Financial, Inc.	Receive	OBFR + 7.50%	Termination	10/05/2027		65,856,449	-
Net Unrealized Appreciation (Depreciation)						0	0	$ (22,886,430)

(a) Financing reset of swap is effective on the last day of each month. Equity reset of swap is effective on termination or periodically throughout the month.
There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2026.

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Leverage Shares 2X Long SPCX Daily ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$ 24,927,228	$ –	$ –	$ 24,927,228
Total Investments	$ 24,927,228	$ –	$ –	$ 24,927,228

Other Financial Instruments:
Total Return Swaps *	$ –	$ (22,886,430)	$ –	$ (22,886,430)
Total Other Financial Instruments	$ –	$ (22,886,430)	$ –	$ (22,886,430)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.